Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Publicly listed equity securities
Publicly listed equity securities	$ 14,531,930	$ 12,952,597
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Publicly listed equity securities
Publicly listed equity securities	14,531,930	12,952,597
Significant Other Observation Inputs (Level 2) [Member]
Publicly listed equity securities
Publicly listed equity securities
Significant Unobservable Inputs (Level 3) [Member]
Publicly listed equity securities
Publicly listed equity securities